Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation—The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Prior to the Nitronex Acquisition, MACOM and Nitronex did not have material intercompany transactions.

Use of Estimates

Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities during the reporting periods, the reported amounts of revenue and expenses during the reporting periods, and the disclosure of contingent assets and liabilities at the date of the financial statements. On an ongoing basis, the Company bases estimates and assumptions on historical experience, currently available information and various other factors that management believes to be reasonable under the circumstances. Actual results may differ materially from these estimates and assumptions.

Discontinued Operations

Discontinued Operations—In the second and third quarters of fiscal year 2011, the Company sold assets of non-core laser diode and ferrite business lines and has segregated the operating results of the divested businesses from continuing operations in fiscal year 2011.

Foreign Currency Translation and Remeasurement

Foreign Currency Translation and Remeasurement—The Company’s consolidated financial statements are presented in U.S. dollars. While the majority of the Company’s foreign operations use the U.S. dollar as the functional currency, the financial statements of the Company’s foreign operations for which the functional currency is not the U.S. dollar are translated into U.S. dollars at the exchange rates in effect at the balance sheet dates (for assets and liabilities) and at average exchange rates (for revenue and expenses). The unrealized translation gains and losses on the net investment in these foreign operations are accumulated as a component of other comprehensive income (loss).

The financial statements of the Company’s foreign operations where the functional currency is the U.S. dollar, but where the underlying transactions are transacted in a different currency, are remeasured at the exchange rate in effect at the balance sheet date with respect to monetary assets and liabilities. Nonmonetary assets and liabilities, such as inventories and property and equipment, and related statements of operations accounts, such as cost of revenue and depreciation, are remeasured at historical exchange rates. Revenues and expenses, other than cost of revenue, amortization and depreciation, are translated at the average exchange rate for the period in which the transaction occurred. The net gains (losses) on foreign currency remeasurement are reflected in selling, general and administrative expense in the accompanying consolidated statements of operations. The Company’s recognized net gains and losses on foreign exchange are included in selling, general and administrative expense and for all periods presented were immaterial.

Cash and Cash Equivalents	Cash and Cash Equivalents—Cash equivalents are primarily composed of short-term, highly-liquid instruments with an original maturity of three months or less.
Accounts Receivable

Accounts Receivable—Accounts receivable are stated net of an allowance for estimated uncollectible accounts, which is determined by establishing reserves for specific accounts and considering historical and estimated probable losses.

Inventories

Inventories—Inventories are stated at the lower of cost or market. The Company uses a combination of standard cost and moving weighted-average cost methodologies to determine the cost basis for its inventories, approximating a first-in, first-out basis. The standard cost of finished goods and work-in-process inventory is composed of material, labor and manufacturing overhead, which approximates actual cost. In addition to stating inventory at the lower of cost or market, the Company also evaluates inventory each reporting period for excess quantities and obsolescence, establishing reserves when necessary based upon historical experience, assessment of economic conditions and expected demand. Once recorded, these reserves are considered permanent adjustments to the carrying value of inventory.

Property and Equipment

Property and Equipment—Property and equipment are stated at cost, less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to expense as incurred, whereas major improvements that significantly extend the useful life of the assets are capitalized as additions to property and equipment.

Property and equipment are depreciated or amortized using the straight-line method over the following estimated useful lives:

Asset Classification	Estimated Useful Life In Years
Machinery and equipment	2 – 7
Computer equipment and software	2 – 5
Furniture and fixtures	7 – 10
Leasehold improvements	Shorter of useful life or term of lease

Goodwill and Intangible Assets

Goodwill and Intangible Assets—The Company has intangible assets with indefinite and definite lives. Goodwill and the “M/A-COM” trade name are indefinite-lived assets and were acquired through business combinations. Neither the goodwill nor the “M/A-COM” trade name are subject to amortization; these are reviewed for impairment annually in August and more frequently if events or changes in circumstances indicate that the assets may be impaired. If impairment exists, a loss would be recorded to write down the value of the indefinite-lived assets to their implied fair values. There have been no impairments of intangible assets in any period presented through September 27, 2013. The Company’s other intangible assets, including acquired technology and customer relationships, are definite-lived assets and are subject to amortization. The Company amortizes definite-lived assets over their estimated useful lives, which range from 5 to 10 years, based on the pattern over which the Company expects to receive the economic benefit from these assets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets—Long-lived assets include property and equipment and definite-lived intangible assets subject to amortization, which includes technology and customer relationships. The Company evaluates long-lived assets for recoverability when events or changes in circumstances indicate that their carrying amounts may not be recoverable. Circumstances which could trigger a review include, but are not limited to, significant decreases in the market price of the asset or asset group, significant adverse changes in the business climate or legal factors, the accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset, current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset and a current expectation that the asset will more likely than not be sold or disposed of significantly before the end of its previously estimated useful life.

In evaluating an asset for recoverability, the Company estimates the undiscounted cash flows expected to result from the Company’s use and eventual disposition of the asset. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. There was no impairment of long-lived assets in any period presented.

Revenue Recognition

Revenue Recognition—Revenue from the sale of products is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the price to the buyer is fixed or determinable, and collectability is reasonably assured. Provided other revenue recognition criteria are met, product revenue is recognized upon transfer of title and risk of loss, which is generally upon shipment. The Company has distribution agreements that provide distributors with rights to return certain products and price protection on certain products. The Company is unable to estimate the amount of its products that may be returned by such distributors, and the ultimate sales price of products sold to such distributors, until the distributors have sold the products to third-party customers, at which point both the return rights and the price protection feature lapse. Accordingly, the Company defers the recognition of revenue on shipments of returnable and price-protected products until the products are sold by the distributors to third-party customers. The Company defers both the revenue recognition and related cost of revenue on these products by recording the revenue as deferred revenue and the associated cost remains recorded in inventory in the accompanying consolidated balance sheets. When these products are sold to a distributor’s customers, the Company recognizes the revenue and associated cost of revenue. As of September 27, 2013 and September 28, 2012, $3.1 million and $3.1 million, respectively, of product costs pertaining to deferred revenue was included in inventories as finished goods in the accompanying consolidated balance sheets. Shipping and handling fees billed to customers are recorded as revenue while the related costs are classified as a component of costs of revenue. The Company provides warranties for its products and accrues the estimated costs of warranty claims in the period the related revenue is recorded.

Advertising Costs	Advertising Costs—Advertising costs, which are not material, are expensed as incurred.
Research and Development Costs	Research and Development Costs—Costs incurred in the research and development of products are expensed as incurred.
Income Taxes

Income Taxes—Deferred tax assets and liabilities are recognized based on temporary differences between the financial reporting and income tax bases of assets and liabilities, using rates anticipated to be in effect when such temporary differences reverse. A valuation allowance against net deferred tax assets is required if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company provides reserves for potential payments of tax to various tax authorities related to uncertain tax positions and other issues. Reserves are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following an examination by taxing authorities. The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense.

Nitronex elected, for U.S. income tax purposes, to be taxed as a limited-liability company. As such, for the periods prior to its acquisition by MACOM, Nitronex’s federal and state income taxes are the responsibility of GaAs Labs and no provision for income taxes is recorded in the financial statements for such periods.

Earnings Per Share

Earnings Per Share—Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, excluding the dilutive effect of common stock equivalents. Diluted net income (loss) per share reflects the dilutive effect of common stock equivalents, such as convertible preferred stock, stock options, warrants and restricted stock units, using the treasury stock method.

Asset Retirement Obligations

Asset Retirement Obligations—The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred when a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is amortized over the life of the asset.

Changes in the fair value of a liability for an asset retirement obligation due to the passage of time are measured by applying an interest method of allocation. Under this method, changes in fair value due to the passage of time are recognized as an increase in the liability and as accretion expense in the same expense category for which the asset relates. Changes in fair value resulting from revisions to the timing or the amount of the original estimate of undiscounted cash flows are recognized as an increase or a decrease in the carrying amounts of the liability and associated asset.

Fair Value Measurements

Fair Value Measurements—Financial assets and liabilities are measured at fair value. Fair value is an exit price, representing the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company groups financial assets and liabilities in a three-tier fair value hierarchy, according to the inputs used in measuring fair value as follows: Level 1—observable inputs such as quoted prices in active markets for identical assets and liabilities; Level 2—inputs other than quoted prices in active markets that are observable either directly or indirectly, such as quoted prices in active markets for similar assets and liabilities, quoted prices for identical assets and liabilities in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in active markets; and Level 3—unobservable inputs for which there is little or no market data, requiring the Company to develop its own assumptions for model-based valuation techniques. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets and liabilities at fair value.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate fair value due to the short-term nature of these assets and liabilities.

Contingent Consideration

Contingent Consideration—The Company estimates and records at the acquisition date the fair value of contingent consideration making up part of the purchase price consideration for acquisitions. Additionally, at each reporting period, the Company estimates the changes in the fair value of contingent consideration, and any change in fair value is recognized in the consolidated statements of operations. The Company estimates the fair value of contingent consideration by discounting the associated expected cash flows, using a probability-weighted, discounted cash flow model. The estimate of the fair value of contingent consideration requires subjective assumptions to be made regarding future operating results, discount rates, and probabilities assigned to various potential operating result scenarios.

Share-Based Compensation

Share-Based Compensation—The Company accounts for all share-based compensation arrangements using the fair value method. The Company recognizes compensation expense over the requisite service period of the award, which is generally the vesting period, using the straight-line method and providing that the minimum amount of compensation recorded is equal to the vested portion of the award. The Company records the expense in the consolidated statements of operations in the same manner in which the award recipients’ costs are classified. The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options, inclusive of assumptions for risk-free interest rates, dividends, expected terms, and estimated volatility. The Company records expense related to awards issued to non-employees over the related service period and periodically revalues the awards as they vest. The Company derives the risk-free interest rate assumption from the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to the expected term of the award being valued. The Company based the assumed dividend yield on its expectation of not paying dividends in the foreseeable future. The Company calculated the weighted-average expected term of the options using the simplified method, which is a method of applying a formula that uses the vesting term and the contractual term to compute the expected term of a stock option. The decision to use the simplified method is based on a lack of relevant historical data, due to the Company’s limited operating experience. In addition, due to the Company’s limited historical data, the Company incorporates the historical volatility of comparable companies with publicly available share prices to determine estimated volatility. The accounting for stock options requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Escrow Arrangements and Outstanding Shares

Escrow Arrangements and Outstanding Shares—In fiscal year 2012, 282,681 shares of former Series A-2 convertible preferred stock were canceled in resolution of an indemnification claim against an escrow arrangement in connection with a prior acquisition and all remaining shares were released pursuant to the terms of the escrow. The escrow was terminated upon completion of the initial public offering (IPO) in March 2012 and no further shares or amounts are held in escrow.

Outstanding shares of common stock presented in the accompanying consolidated statements of stockholders’ equity as of September 27, 2013 and September 28, 2012 exclude 74,000 and 131,000 shares, respectively, issued as compensation to employees that were subject to forfeiture, pending continued employment with the Company through stated vesting dates.

Guarantees and Indemnification Obligations

Guarantees and Indemnification Obligations—The Company enters into agreements in the ordinary course of business with, among others, customers, distributors, and original equipment manufacturers (OEM). Most of these agreements require the Company to indemnify the other party against third-party claims alleging that a Company product infringes a patent and/or copyright. Certain agreements in which the Company grants limited licenses to specific Company trademarks require the Company to indemnify the other party against third-party claims alleging that the use of the licensed trademark infringes a third-party trademark. Certain of these agreements require the Company to indemnify the other party against certain claims relating to property damage, personal injury, or the acts or omissions of the Company, its employees, agents, or representatives. In addition, from time to time, the Company has made certain guarantees in the form of warranties regarding the performance of Company products to customers.

The Company has agreements with certain vendors, creditors, lessors, and service providers pursuant to which the Company has agreed to indemnify the other party for specified matters, such as acts and omissions of the Company, its employees, agents, or representatives.

The Company has procurement or license agreements with respect to technology that is used in its products and agreements in which the Company obtains rights to a product from an OEM. Under some of these agreements, the Company has agreed to indemnify the supplier for certain claims that may be brought against such party with respect to the Company’s acts or omissions relating to the supplied products or technologies.

The Company’s certificate of incorporation and agreements with certain of its and its subsidiaries’ directors and officers provide them indemnification rights, to the extent legally permissible, against liabilities incurred by them in connection with legal actions in which they may become involved by reason of their service as a director or officer. As a matter of practice, the Company has maintained director and officer liability insurance coverage, including coverage for directors and officers of acquired companies.

The Company has not experienced any losses related to these indemnification obligations in any period presented, and no claims with respect thereto were outstanding as of September 27, 2013. The Company does not expect significant claims related to these indemnification obligations and, consequently, has concluded that the fair value of these obligations is negligible. No liabilities related to indemnification liabilities have been established.

Recent Accounting Pronouncements

Recent Accounting Pronouncements—Under the Jumpstart Our Business Startups Act (JOBS Act), the Company meets the definition of an emerging growth company. The Company has elected to avail itself of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is defined as: (1) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results; or (2) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. The application of this guidance is prospective from the date of adoption and applies only to disposals (or new classifications to held for sale) that have not been reported as discontinued operations in our previously issued financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 sets forth a new revenue recognition model that requires identifying the contract, identifying the performance obligations, determining the transaction price, allocating the transaction price to performance obligations and recognizing the revenue upon satisfaction of performance obligations. The amendments in the ASU can be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying the update recognized at the date of the initial application along with additional disclosures. The Company is currently evaluating the impact of ASU 2014-09, which is effective for the Company in our fiscal year beginning on September 30, 2017.

Evaluation of Subsequent Events
Evaluation of Subsequent Events—Management has evaluated subsequent events involving the Company for potential recognition or disclosure in the accompanying audited consolidated financial statements through the date of the issuance of the consolidated financial statements. Subsequent events are events or transactions that occurred after the balance sheet date but before the accompanying consolidated financial statements are issued. See Note 25 to these Notes to Consolidated Financial Statements.